INVESTMENTS - Activity of investments (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
INVESTMENTS
Beginning balance	$ 1,513,331	$ 6,464,119
Proceeds from sales (net)	(827,227)	(7,176,590)
Realized gain (loss) on sale of investments	(442)	1,160,891
Net unrealized gain (loss) on investments		1,064,911
Ending balance	$ 685,662	$ 1,513,331